Share capital	3 Months Ended
Mar. 31, 2026
Share Capital, Reserves And Other Equity Interest [Abstract]
Share capital	Share capital

Authorized:
Unlimited common shares with no par value
Issued and outstanding:
	Number of shares	Amount
	#	$
Balance – December 31, 2025	28,747,289	244,605
Exercise of stock options	—	—
Issuance of common shares under employee share purchase plan	11,081	226
Release of restricted share units	31,738	1,090
Purchase of common shares held for cancellation (i)	(3,094,536)	(26,692)
Balance – March 31, 2026	25,695,572	219,229

(i) On May 9, 2025, the Company renewed its Normal Course Issuer Bid (“NCIB”) to repurchase and cancel up to 1,481,659 of its common shares, representing 5% of the Company’s issued and outstanding shares as of May 6, 2025, over the 12-month period commencing on May 20, 2025, and ending no later than May 19, 2026.
The amounts paid in excess of the average book value of the common shares are charged to deficit. During the three months ended March 31, 2026, the Company repurchased a total of 153,360 common shares for cancellation at an average price of $18.96 (C$25.88) per common share for total cash consideration of $2,908 including transaction costs.

In connection with the NCIB, the Company entered into an automatic share purchase plan (“ASPP”) with a designated broker for the purpose of allowing the Company to purchase its common shares under the NCIB during self-imposed trading blackout periods. Under the ASPP, the broker may be authorized to repurchase common shares during blackout periods, without consultation with the Company, on predefined terms, including share price, time period and subject to other limitations imposed by the Company and subject to rules and policies of the TSX and applicable securities laws, such as a daily purchase restriction.

As at March 31, 2026 the value of the ASPP liability was $9,889 (nil at December 31, 2025).

On March 10, 2026, the Company completed a substantial issuer bid under which the Company repurchased 2,941,176 common shares for cancellation at a price of $20.40 per common share for total cash consideration of $60,000, and incurred transactions costs of $558 related to the SIB.